Logan Capital Large Cap Growth Fund
Schedule of Investments
July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.50%
Capital Goods - 4.68%
Fastenal Co.	20,623	$1,129,522
Nordson Corp.	3,151	712,535
United Rentals, Inc. (a)	3,163	1,042,367
		2,884,424
Commercial & Professional Services - 4.04%
Cintas Corp.	2,907	1,145,881
Copart, Inc. (a)	5,971	877,737
Insperity, Inc.	4,703	465,832
		2,489,450
Consumer Durables & Apparel - 3.85%
Lululemon Athletica, Inc. (a)	1,783	713,503
Nike, Inc.	6,038	1,011,426
YETI Holdings, Inc. (a)	6,712	646,567
		2,371,496
Consumer Services - 2.14%
Starbucks Corp.	10,856	1,318,244
Diversified Financials - 0.95%
OneMain Holdings, Inc.	9,646	588,406
Food, Beverage & Tobacco - 3.51%
Constellation Brands, Inc.	3,436	770,832
Monster Beverage Corp. (a)	14,748	1,391,032
		2,161,864
Household & Personal Products - 3.28%
Estee Lauder Cos., Inc.	6,049	2,019,338
Materials - 1.71%
Sherwin-Williams Co.	3,618	1,052,947
Media & Entertainment - 13.15%
Alphabet, Inc. - Class A (a)	598	1,611,329
Alphabet, Inc. - Class C (a)(b)	408	1,103,403
Electronic Arts, Inc.	6,709	965,828
Facebook, Inc. (a)	5,742	2,045,874
Netflix, Inc. (a)	4,589	2,375,129
		8,101,563
Pharmaceuticals, Biotechnology & Life Sciences - 10.38%
Agilent Technologies, Inc.	5,301	812,272
Charles River Laboratories International, Inc. (a)	1,773	721,469
IQVIA Holdings, Inc. (a)	3,556	880,821
Mettler-Toledo International, Inc. (a)	1,122	1,653,503
Waters Corp. (a)	3,000	1,169,430
Zoetis, Inc.	5,704	1,156,201
		6,393,696
Retailing - 14.31%
Amazon.com, Inc. (a)	638	2,123,002
Burlington Stores, Inc. (a)	1,396	467,381
Dick's Sporting Goods, Inc.	17,447	1,816,930
Home Depot, Inc.	4,195	1,376,757
Lithia Motors, Inc.	1,073	404,757
Pool Corp.	950	453,929
RH (a)	822	545,874
Williams-Sonoma, Inc.	10,708	1,624,404
		8,813,034
Semiconductors & Semiconductor Equipment - 7.06%
Broadcom, Inc.	4,728	2,294,971
KLA Corp.	5,894	2,052,055
		4,347,026
Software & Services - 17.84%
Adobe Systems, Inc. (a)	1,904	1,183,584
Cognizant Technology Solutions Corp. - Class A	7,800	573,534
EPAM Systems, Inc. (a)	2,453	1,373,189
Global Payments, Inc.	10,981	2,123,835
MasterCard, Inc.	6,676	2,576,536
Paycom Software, Inc. (a)	3,516	1,406,400
Trade Desk, Inc. (a)	14,690	1,203,258
TTEC Holdings, Inc.	5,242	547,789
		10,988,125
Technology Hardware & Equipment - 12.13%
Amphenol Corp.	25,936	1,880,101
Apple, Inc.	22,198	3,237,800
CDW Corp. of Delaware	4,052	742,934
IPG Photonics Corp. (a)	2,634	574,633
Trimble, Inc. (a)	6,653	568,832
Zebra Technologies Corp. - Class A (a)	854	471,818
		7,476,118
Transportation - 0.47%
Old Dominion Freight Line, Inc.	1,076	289,605
TOTAL COMMON STOCKS (Cost $19,792,313)		61,295,336

MONEY MARKET FUND - 0.71%
Fidelity Government Portfolio - Class I, 0.01% (c)	433,605	433,605
TOTAL MONEY MARKET FUND (Cost $433,605)		433,605

Total Investments (Cost $20,225,918) - 100.21%		61,728,941
Liabilities in Excess of Other Assets - (0.21)%		(127,893)
TOTAL NET ASSETS - 100.00%		$61,601,048

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Large Cap Growth Fund
Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Logan Capital Large Cap Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$8,101,563	$-	$-	$8,101,563
Consumer Discretionary	12,502,774	-	-	12,502,774
Consumer Staples	4,181,201	-	-	4,181,201
Financials	588,406	-	-	588,406
Health Care	6,393,696	-	-	6,393,696
Industrials	5,663,480	-	-	5,663,480
Information Technology	22,811,269	-	-	22,811,269
Materials	1,052,947	-	-	1,052,947
Total Common Stocks	61,295,336	-	-	61,295,336
Money Market Fund	433,605	-	-	433,605
Total Investments	$61,728,941	$-	$-	$61,728,941

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.